Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash	$ 9,096	$ 7,946
Accounts receivable	10	2
Other receivables	14	12
Inventory	35	41
Security deposit	11	23
Prepaid expenses	38	2
Total current assets	9,204	8,026
Non-current assets
Property and equipment	29	33
Operating lease right-of-use asset, net	265
Security deposit	17	17
Total assets	9,515	8,076
Current liabilities
Accounts payable and accrued liabilities	1,667	1,074
Operating lease liability due within one year	45
Total current liability	1,712	1,074
Long term operating lease liability	238
Total liabilities	1,950	1,074
Stockholders’ Equity
Share capital - –unlimited authorized shares at no par value 69,718 and 64,676 shares outstanding at June 30, 2019 and December 31, 2018, respectively	136,554	126,684
Share capital subscription receivable	(589)	(868)
Additional paid-in capital	34,739	36,299
Accumulated deficit	(163,139)	(155,113)
Total Stockholders' equity	7,565	7,002
Total liabilities and stockholders' equity	$ 9,515	$ 8,076